Investments (Details) - Schedule of company’s investment in unconsolidated entity - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of Company’s Investment in Unconsolidated Entity [Abstract]
Total investment	$ 169,148	$ 168,509
Palpito [Member]
Schedule of Company’s Investment in Unconsolidated Entity [Abstract]
Total investment	$ 169,148	$ 168,509